Note 23 - Income Tax - Earnings Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Before Income Tax by Jurisdiction	$ 289,554	$ (152,047)
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Earnings Before Income Tax by Jurisdiction	10,112	(472,611)
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Earnings Before Income Tax by Jurisdiction	211,382	158,448
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Earnings Before Income Tax by Jurisdiction	$ 68,060	$ 162,116